Earnings Per Share ("EPS")	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share ("EPS")

17.    EARNINGS PER SHARE (“EPS”)

A reconciliation of net income attributable to Baidu, Inc. in the consolidated statements of comprehensive income to the numerator for the computation of basic and diluted per share for the years ended December 31, 2012, 2013 and 2014 is as follows:

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
	(In thousands)
Net income attributable to Baidu, Inc.	10,456,028	10,518,966	13,187,069	2,125,372
Accretion of the redeemable noncontrolling interests	(22,143)	(31,799)	(52,683)	(8,493)

Numerator for EPS computation	10,433,885	10,487,167	13,134,386	2,116,879

The following table sets forth the computation of basic and diluted net income attributable to Baidu, Inc. per share for Class A and Class B ordinary shares.

	For the years ended December 31,
	2012		2013		2014
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In thousands, except for number of shares, per share and per ADS data)
Earnings per share – basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	8,106,219	2,327,666	8,175,647	2,311,520	10,320,767	1,663,406	2,813,619	453,473
Denominator
Weighted average ordinary shares outstanding	27,145,208	7,794,630	27,274,769	7,711,459	27,551,463	27,551,463	7,511,003	7,511,003

Denominator used for earnings per share	27,145,208	7,794,630	27,274,769	7,711,459	27,551,463	27,551,463	7,511,003	7,511,003
Earnings per share – basic	298.62	298.62	299.75	299.75	374.60	60.37	374.60	60.37

Earnings per share – diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	8,108,856	2,325,029	8,178,954	2,308,213	10,331,639	1,665,158	2,802,747	451,721
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	2,325,029	—	2,308,213	—	2,802,747	451,721	—	—

Allocation of net income attributable to Baidu, Inc.	10,433,885	2,325,029	10,487,167	2,308,213	13,134,386	2,116,879	2,802,747	451,721
Denominator
Weighted average ordinary shares outstanding	27,145,208	7,794,630	27,274,769	7,711,459	27,551,463	27,551,463	7,511,003	7,511,003
Conversion of Class B to Class A ordinary shares	7,794,630	—	7,711,459	—	7,511,003	7,511,003	—	—
Share-based awards	39,621	—	50,118	—	136,008	136,008	—	—

Denominator used for earnings per share	34,979,459	7,794,630	35,036,346	7,711,459	35,198,474	35,198,474	7,511,003	7,511,003
Earnings per share – diluted	298.29	298.29	299.32	299.32	373.15	60.14	373.15	60.14

Earnings per ADS:
Denominator used for earnings per ADS – basic	271,452,080		272,747,690		275,514,630	275,514,630
Denominator used for earnings per ADS – diluted	349,794,590		350,363,460		351,984,740	351,984,740
Earnings per ADS – basic	29.86		29.98		37.46	6.04

Earnings per ADS – diluted	29.83		29.93		37.32	6.01

The Company did not include certain stock options and restricted shares in the computation of diluted earnings per share for the years ended December 31, 2012, 2013 and 2014 because those stock options and restricted shares were anti-dilutive for earnings per share for the respective years.